Loans and Allowance for Loan Losses (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	$ 2,433	$ 2,114
Unpaid Principal Balance, With no related allowance recorded	2,528	2,263
Recorded Investment, With an allowance recorded	7,923	7,030
Unpaid Principal Balance, With an allowance recorded	8,370	7,228
Specific Reserves, With an allowance recorded	1,333	1,080
Total impaired loans, Recorded Investment	10,356	9,144
Total impaired loans, Unpaid Principal Balance	10,898	9,491
Commercial, financial, and agricultural
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	1,393	564
Unpaid Principal Balance, With no related allowance recorded	1,445	706
Recorded Investment, With an allowance recorded	1,614	1,053
Unpaid Principal Balance, With an allowance recorded	1,834	1,078
Specific Reserves, With an allowance recorded	500	469
Real estate - residential
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	674	1,550
Unpaid Principal Balance, With no related allowance recorded	688	1,557
Recorded Investment, With an allowance recorded	4,398	3,921
Unpaid Principal Balance, With an allowance recorded	4,500	3,990
Specific Reserves, With an allowance recorded	521	319
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	366
Unpaid Principal Balance, With no related allowance recorded	395
Recorded Investment, With an allowance recorded	1,638	1,918
Unpaid Principal Balance, With an allowance recorded	1,743	1,988
Specific Reserves, With an allowance recorded	243	277
Commercial real estate | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment, With an allowance recorded	97	49
Unpaid Principal Balance, With an allowance recorded	97	56
Specific Reserves, With an allowance recorded	48	7
Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment, With an allowance recorded	176	89
Unpaid Principal Balance, With an allowance recorded	196	116
Specific Reserves, With an allowance recorded	$ 21	$ 8